FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2024	2023
Current
Restricted cash	$61	$52
Derivative assets	106	10
Other financial assets	$—	$15
Total current	$167	$77
Non-current
Restricted cash	$22	$25
Derivative assets	78	45
Loans and notes receivable	75	68
Other financial assets	11	9
Total non-current	$186	$147